Dynamic Contrarian Advantage Fund (Prospectus Summary) | Dynamic Contrarian Advantage Fund
DYNAMIC CONTRARIAN ADVANTAGE FUND
Investment Objective:
The investment objective of the Dynamic Contrarian Advantage Fund (the "Fund") is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment) 0.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Contrarian Advantage Fund		Class I Shares	Class II Shares
Management Fees		0.85%	0.85%
Shareholder Servicing Fee		none	0.25%
Other Expenses		14.35%	14.60%	[1]
Total Annual Fund Operating Expenses		15.20%	15.45%
Fee Waivers and Reimbursements	[2]	(14.05%)	(14.05%)
Total Annual Fund Operating Expenses After Fee Waiver		1.15%	1.40%
[1]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.15% for Class I Shares and 1.40% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and
$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Expense Example Dynamic Contrarian Advantage Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I Shares	117	2,960	5,253	9,227
Class II Shares	713	15,090	26,619	46,416

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 166.56% of the average value of its portfolio.
Principal Investment Strategy:
The Fund invests in a broadly diversified portfolio consisting of equity securities of U.S. and foreign companies chosen using a value oriented investment approach.  GCIC US Ltd. (the "Sub-Adviser") believes that dividend growth may be a strong indicator of future price performance, and therefore, seeks to identify high quality companies, selling at a discount to intrinsic value, that are expected to initiate or increase their dividends.  Based on the Sub-Adviser's view of the global capital markets, the Fund may invest from time to time in a limited number of countries and areas of the world.  The Fund may invest in U.S.,
Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, the Sub-Adviser screens a broad universe of stocks that are expected to initiate or increase their dividends using metrics that traditionally indicate a measure of value, including low price-to-cash-flow ratio, low-price-to-book ratio and low-price-to-earnings ratio.  The Sub-Adviser then conducts fundamental analysis to distinguish those that merit investment from those that are inexpensive for a good reason.  The
Sub-Adviser also seeks to identify catalysts that may drive an increase in stock price.

In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

The Fund may employ the use of derivative investments such as forward foreign currency contracts to actively hedge against adverse price movements that may result from local currency and/or equity market exposure. The use of derivative investments, cash or cash equivalents and larger capitalization companies may also be implemented for temporary defensive purposes in an effort to reduce portfolio risk.
Principal Risks of Investing in the Fund:
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the
U.S. dollar may affect the value of the Fund's investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the
Canadian stock market, on the relative exchange rates of the U.S. dollar and the
Canadian dollar, U.S. and Canadian political and economic developments, and U.S.
and Canadian laws relating to investments in Canada.  Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities.
The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources.  The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the
Canadian economy.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value.  These stocks are inexpensive because they are out of investor favor for one or more reasons.  The goal of the
Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time.  Risks that may prevent value stocks from appreciating include:  the Sub-Adviser's inability to correctly estimate a stock's intrinsic value, the market's inability to realize the stock's intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

Even a small investment in derivative contracts can have a big impact on the
Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings.  Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations. The institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

Dividends are not fixed and the level of dividends may vary over time. There is no guarantee that the issuers of the Fund's investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The Fund is non-diversified and invests in a limited number of securities.
Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.
Performance Information:
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced.  Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").  Past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at
www.dundeewealthus.com or by calling 1-888-572-0968.
Annual Return For the years ended December 31

Best Quarter December 31, 2010 10.55% Worst Quarter September 30, 2011 (11.55)%
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Dynamic Contrarian Advantage Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I Shares	Before Taxes	(6.76%)	10.51%	Apr. 02, 2009	[1]
Class I Shares After Taxes on Distributions	After Taxes on Distributions	(8.33%)	8.42%	Apr. 02, 2009	[1]
Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	(2.29%)	8.58%	Apr. 02, 2009	[1]
Morgan Stanley Capital International (MSCI) World Index	Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)	(5.02%)	15.72%	Apr. 02, 2009	[1]
[1]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 2, 2009.